Short-term debt	12 Months Ended
Dec. 31, 2025
Short-term debt
Short-term debt

14.         Short-term debt

Short-term debt is comprised of credit lines denominated in pesos, with unsecured guarantees as follows:

	2025	2024		2023
Bank loan with HSBC Mexico for Ps.300,000 for six months with unsecured collateral at a variable rate of TIIE 28 plus 0.60 percentage point.	—		300,000		—
Bank loan with Banco Santander México for Ps.150,000, for three months with unsecured collateral at a variable rate of TIIE 28 plus 0.65 percentage point.	—		150,000	Ps.	—
Bank loan with Banco Scotiabank Mexico for Ps.150,000, for six months with unsecured collateral at a variable rate TIIE 28 plus 0.55 percentage points on average.	—		150,000		—
Total short-term debt	—	Ps.	600,000	Ps.	—

At the date the accompanying consolidated financial statements were authorized for issuance, the Company has uncommitted, available short-term lines of credit with financial institutions in the amount greater than Ps. 2,000,000.